Transactions with Related Parties-Shanghai Costamare (Details Narrative)	Dec. 31, 2016
SCSC GM [Member]
Related Party Transaction [Line Items]
Percentage of ownership	30.00%
SCSC Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	70.00%